Note 4 - Vessels, Net - Schedule of Vessels, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Balance	$ 218,412,119
Balance	(52,521,414)
Balance	165,890,705
Depreciation for the period	(5,798,940)	$ (6,430,572)
Capitalized expenses	98,342
Balance	218,510,461
Balance	(58,320,354)
Balance	$ 160,190,107